Investments in Marketable Securities Available-for sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aggregate Cost	$ 150	$ 150
Gross Unrealized Gains	22	15
Gross Unrealized Losses	0	0
Aggregate Market Value	$ 172	$ 165